OTHER LONG-TERM LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Retirement Indemnity Plans, France [Member]
Accumulated Benefit Obligation	€ 701	€ 780
Accumulated other comprehensive income (loss)	205
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Accumulated Benefit Obligation	1,027	€ 1,123
Accumulated other comprehensive income (loss)	€ 86